Reserve Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 14, 2021 USD ($) lease $ / shares shares	Dec. 31, 2021 shares	Jun. 13, 2021 $ / shares shares	Dec. 31, 2020 shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock exchange ratio	0.8925	0.8925
Stock converted (in shares)	123,752,882
Exercise of warrants, preferred stock issued (in shares)	7,400,000	10,348,690
Total		51,536,000		144,601,000
Number of shares redeemed (in shares)	15,172
Stock issued on conversion (in shares)	34,671,900
Warrants converted (in shares)	21,424,994
Convertible securities, period from merger closing	5 years
Convertible securities, additional common stock issuable (shares)	22,809,500
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 15.00
Merger Agreement, sponsor stock minimum percentage	10.00%
Common stock, shares outstanding (in shares)	207,348,000	221,959,711		5,678,000
Contingent consideration period	5 years
Capital stock, shares authorized (in shares)	510,000,000		271,920,636
Capital stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	156,276,750	156,277,000
Convertible preferred stock, shares authorized (in shares)	10,000,000	10,000,000	115,643,886	0
Convertible preferred stock, shares outstanding (in shares)	0	0		0
Common stock, shares issued (in shares)	207,300,000	221,959,711		5,678,000
Convertible preferred stock, shares issued (in shares)	0	0		0
Warrant to purchase shares of convertible preferred stock (in shares)	24,900,000
Aggregate cash proceeds received, net | $	$ 649,300
PIPE investment fees | $	13,800
Transaction costs | $	18,500
Deferred underwriting fees payable | $	9,700
Other accrued expenses | $	1,300
Related party payable | $	100
Issuance costs | $	$ 2,900
2021 Equity Incentive Plan
Schedule Of Reverse Recapitalization [Line Items]
Total	10,400,000	10,856,000
2010 Equity Incentive Plan
Schedule Of Reverse Recapitalization [Line Items]
Total	22,532,619	21,040,000
Employee Stock Purchase Plan
Schedule Of Reverse Recapitalization [Line Items]
Total	1,600,000
Stock Options, Warrants, and Contingent Shares
Schedule Of Reverse Recapitalization [Line Items]
Total	82,300,000
Proterra Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration (in shares)	4,800,563
Sponsor Contingent Shares
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration (in shares)	679,750
Public warrant liability
Schedule Of Reverse Recapitalization [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)	13,900,000
Private placement warrant liability
Schedule Of Reverse Recapitalization [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)	7,600,000
Proterra Warrants
Schedule Of Reverse Recapitalization [Line Items]
Total	3,504,523
Legacy Proterra warrant liability
Schedule Of Reverse Recapitalization [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)	3,500,000
ArcLight board of directors
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	140,000
Reverse Recapitalization, Additional Common Shares Issuable Scenario One
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	21.0526%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 15.00
Reverse Recapitalization, Additional Common Shares Issuable Scenario Two
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	26.3158%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 20.00
Reverse Recapitalization, Additional Common Shares Issuable Scenario Three
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	26.3158%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 25.00
Reverse Recapitalization, Additional Common Shares Issuable Scenario Four
Schedule Of Reverse Recapitalization [Line Items]
Percentage of additional common stock issuable	26.3158%
Threshold trading days | lease	20
Threshold consecutive trading days | lease	30
Volume weighted average common stock price for additional common stock issuable (in usd per share) | $ / shares	$ 30.00
Milestone Options
Schedule Of Reverse Recapitalization [Line Items]
Number of shares that fully vested (in shares)	669,375
PIPE sale
Schedule Of Reverse Recapitalization [Line Items]
Issuance of stock (in shares)	41,500,000
Issuance of stock, price (in dollars per share) | $ / shares	$ 10.00
Issuance of stock, proceeds | $	$ 415,000
ArcLight
Schedule Of Reverse Recapitalization [Line Items]
Value of stocks redeemed | $	$ 200
Common stock, shares outstanding (in shares)			27,750,000